CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income		$ 6,266	$ 9,905
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		7,333	6,222
Stock-based compensation	[1]	3,888	1,114
Accrued severance pay, net		60	196
Deferred taxes, net		1,724	1,820
Decrease (increase) in trade receivables, net		(17,734)	9,398
Decrease in contract assets		2,982	8,378
Decrease in other assets and other adjustments (including current, long-term and effect of exchange rate changes on cash, cash equivalents and restricted cash)		5,512	243
Decrease (increase) in inventories, net		974	(7,895)
Increase (decrease) in trade payables		3,579	(4,240)
Decrease in accrued expenses		(2,229)	(5,039)
Increase (decrease) in advances from customers and deferred revenues		(9,486)	3,124
Decrease in other liabilities		(2,177)	(15,009)
Net cash provided by operating activities		692	8,217
Cash flows from investing activities:
Purchase of property and equipment		(2,650)	(6,556)
Net cash used in investing activities		(2,650)	(6,556)
Cash flows from financing activities:
Repayment of credit facility, net		(7,453)	0
Repayments of short-term debts		(1,340)	0
Proceeds from short-term debts		1,469	0
Net cash used in financing activities		(7,324)	0
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(718)	(1,010)
Increase (decrease) in cash, cash equivalents and restricted cash		(10,000)	651
Cash, cash equivalents and restricted cash at the beginning of the period		104,751	87,145
Cash, cash equivalents and restricted cash at the end of the period (a)		$ 94,751	$ 87,796

[1]	Stock-based compensation for the six months ended June 30, 2024 including expenses related to business combination in the amount of $2,166 (see Note 15).